Loans - Schedule of Loans (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 670,535	$ 527,575	$ 419,651
Loans current	86,680	150,731	107,109
Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	20,852	11,810	8,619
Loans current	13,714	29,537	33,271
Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	649,683	515,765	411,032
Loans current	72,966	121,194	73,838
Export pre-financing [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans current		5,465
Export pre-financing [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	1,256	12,608	10,762
Loans current	$ 4,358	25,662	33,100
Export pre-financing [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.50%
Maturity Year	2022
Export pre-financing [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.50%
Maturity Year	2023
Negotiable obligations [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 6,897	6,435	8,619
Loans current	$ 5,700	17,254	27,481
Negotiable obligations [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	16.50%
Maturity Year	2022
Negotiable obligations [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	34.27%
Maturity Year	2024
Negotiable obligations [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 636,822	496,377	375,560
Loans current	$ 55,517	62,052	13,279
Negotiable obligations [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%
Maturity Year	2022
Negotiable obligations [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%
Maturity Year	2047
Loans [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 13,955	5,375
Loans current	$ 7,220	6,818	3,687
Loans [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	40.72%
Maturity Year	2022
Loans [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	64.73%
Maturity Year	2024
Loans [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 11,605	6,780	24,710
Loans current	$ 12,761	$ 33,480	9,583
Loans [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.87%
Maturity Year	2022
Loans [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	10.75%
Maturity Year	2027
Account Overdraft [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Year	2022
Loans current	$ 794		2,103
Account Overdraft [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	34.00%
Account Overdraft [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	34.00%
Imports Financing [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Maturity Year	2022
Loans current	$ 330		$ 17,876
Imports Financing [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.80%
Imports Financing [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.80%